Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
(Loss)/profit for the year		£ (398)	£ 1,046	£ (1,478)
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income		(454)	(237)	213
– fair value (losses)/gains		(698)	(247)	366
– fair value losses/(gains) transferred to the income statement on disposal		59	(63)	(90)
– expected credit losses/(recoveries) recognised in the income statement		6	(5)	8
– income taxes		179	78	(71)
Cash flow hedges		(943)	(165)	118
– fair value (losses)/gains		(1,418)	(40)	86
– fair value losses/(gains) reclassified to the income statement		127	(202)	72
– income taxes		348	77	(40)
Exchange differences		701	(603)	467
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability		38	44	(8)
– before income taxes		56	61	(18)
– income taxes		(18)	(17)	10
Equity instruments designated at fair value through other comprehensive income		0	2	2
– fair value gains		0	2	2
– income taxes		0	0	0
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	[1]	329	2	67
– fair value gains		462	3	93
– income taxes		(133)	(1)	(26)
Other comprehensive (expense)/income (net of tax)		(329)	(957)	859
Total comprehensive (expense)/ income for the year		(727)	89	(619)
Attributable to:
– shareholders of the parent company		(739)	93	(653)
– non-controlling interests		£ 12	£ (4)	£ 34

[1]	The cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a gain of £292m (2021: loss of £165m and 2020: loss of £189m)